Leases - Schedule of Lease Liabilities (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Balance Lease liability, beginning		$ 388,721	[1]	$ 291,908		$ 17,880
Balance Lease liability, ending		344,595		388,721	[1]	291,908
Subsidiaries’ Acquisitions	[2]					146,187
Lease additions		71,700		210,557	[2]	193,856	[2]
Lease disposals	[2]	(7,849)		(12,298)		(195)
Rent payments (principal and interest)	[3]	(155,361)		(123,241)		(76,214)
Foreign currency translation	[2]	13,009		(12,526)		(1,172)
Interest expense	[2]	$ 34,375		$ 34,321		$ 11,566

[1]	Details of the restatement are shown in note 2b.
[2]	Changes that do not represent cash flow
[3]	Changes that represent cash flow